Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PARNASSUS FUNDS
Entity Central Index Key	0000747546
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000240326
Shareholder Report [Line Items]
Fund Name	Parnassus Growth Equity Fund
Class Name	Investor Shares
Trading Symbol	PFGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Parnassus Growth Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$92	0.84%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the one-year period, the Fund (Investor Shares) returned 19.56% (net of fees), outperforming the Russell 1000 Growth Index’s 18.56% and the S&P 500 Index's 17.88%.

The portfolio’s large overweight to Health Care and favorable stock selection in the sector boosted performance, as did holdings in Industrials and Information Technology.

In contrast, holdings in Financials and an overweight in Materials hindered relative results.

Line Graph [Table Text Block]
	Parnassus Growth Equity Fund	S&P 500 Index	Russell 1000® Growth Index

Dec-22	$9,960	$10,151	$10,194
Jun-23	$12,813	$11,866	$13,152
Dec-23	$14,434	$12,819	$14,545
Jun-24	$16,908	$14,779	$17,556
Dec-24	$18,310	$16,026	$19,397
Jun-25	$19,912	$17,020	$20,579
Dec-25	$21,893	$18,892	$22,997

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Parnassus Growth Equity Fund - Investor Shares (Inc: December 28, 2022)	19.56%	29.75%
S&P 500 Index	17.88%	23.55%
Russell 1000® Growth Index	18.56%	31.89%

Performance Inception Date	Dec. 28, 2022
AssetsNet	$ 86,335,807
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 198,845
InvestmentCompanyPortfolioTurnover	43.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$86,335,807
# of Portfolio Holdings	39
Portfolio Turnover Rate	43.62%
Advisory Fees Paid	$198,845

$-

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.4%
Consumer Staples	1.4%
Materials	2.0%
Industrials	5.6%
Communication Services	6.6%
Financials	8.7%
Consumer Discretionary	10.8%
Health Care	14.4%
Information Technology	50.1%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Microsoft Corp.	9.2%
NVIDIA Corp.	8.8%
Amazon.com Inc.	6.2%
Alphabet Inc., Class A	4.7%
Apple Inc.	4.6%
Broadcom Inc.	4.2%
Eli Lilly & Co.	4.1%
Visa Inc., Class A	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
ASML Holding NV	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000240327
Shareholder Report [Line Items]
Fund Name	Parnassus Growth Equity Fund
Class Name	Institutional Shares
Trading Symbol	PFPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Parnassus Growth Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$69	0.63%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the one-year period, the Fund (Institutional Shares) returned 19.83% (net of fees), outperforming the Russell 1000 Growth Index’s18.56% and the S&P 500 Index's 17.88%.

The portfolio’s large overweight to Health Care and favorable stock selection in the sector boosted performance, as did holdings in Industrials and Information Technology.

In contrast, holdings in Financials and an overweight in Materials hindered relative results.

Line Graph [Table Text Block]
	Parnassus Growth Equity Fund	S&P 500 Index	Russell 1000® Growth Index

Dec-22	$9,960	$10,151	$10,194
Jun-23	$12,827	$11,866	$13,152
Dec-23	$14,460	$12,819	$14,545
Jun-24	$16,959	$14,779	$17,556
Dec-24	$18,384	$16,026	$19,397
Jun-25	$20,017	$17,020	$20,579
Dec-25	$22,030	$18,892	$22,997

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Parnassus Growth Equity Fund - Institutional Shares (Inc: December 28, 2022)	19.83%	30.02%
S&P 500 Index	17.88%	23.55%
Russell 1000® Growth Index	18.56%	31.89%

Performance Inception Date	Dec. 28, 2022
AssetsNet	$ 86,335,807
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 198,845
InvestmentCompanyPortfolioTurnover	43.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$86,335,807
# of Portfolio Holdings	39
Portfolio Turnover Rate	43.62%
Advisory Fees Paid	$198,845

$-

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.4%
Consumer Staples	1.4%
Materials	2.0%
Industrials	5.6%
Communication Services	6.6%
Financials	8.7%
Consumer Discretionary	10.8%
Health Care	14.4%
Information Technology	50.1%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Microsoft Corp.	9.2%
NVIDIA Corp.	8.8%
Amazon.com Inc.	6.2%
Alphabet Inc., Class A	4.7%
Apple Inc.	4.6%
Broadcom Inc.	4.2%
Eli Lilly & Co.	4.1%
Visa Inc., Class A	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
ASML Holding NV	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000002470
Shareholder Report [Line Items]
Fund Name	Parnassus Value Equity Fund
Class Name	Investor Shares
Trading Symbol	PARWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Parnassus Value Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$96	0.88%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform?

The Fund (Investor Shares) returned 19.04% (net of fees) for the year, outperforming the Russell 1000 Value Index’s 15.91% and the S&P 500 Index's 17.88%.

The portfolio’s Information Technology sector holdings significantly contributed to the strong performance, supported by continued positive sentiment toward the latest AI developments.

The relative gains were partially offset by holdings in the Health Care, Consumer Discretionary and Materials sectors.

Line Graph [Table Text Block]
	Parnassus Value Equity Fund	S&P 500 Index	Russell 1000® Value Index

2015	$10,000	$10,000	$10,000
2016	$12,142	$11,196	$11,734
2017	$14,547	$13,640	$13,337
2018	$12,585	$13,042	$12,235
2019	$16,774	$17,149	$15,482
2020	$21,374	$20,304	$15,915
2021	$28,025	$26,132	$19,919
2022	$24,154	$21,399	$18,418
2023	$27,463	$27,025	$20,529
2024	$30,761	$33,786	$23,478
2025	$36,618	$39,827	$27,213

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Parnassus Value Equity Fund - Investor Shares	19.04%	11.37%	13.86%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet	$ 4,798,323,137
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 27,157,762
InvestmentCompanyPortfolioTurnover	34.25%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,798,323,137
# of Portfolio Holdings	46
Portfolio Turnover Rate	34.25%
Advisory Fees Paid	$27,157,762

$-

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.8%
Materials	1.8%
Utilities	3.5%
Real Estate	3.6%
Consumer Staples	4.1%
Consumer Discretionary	4.7%
Communication Services	7.0%
Industrials	11.4%
Information Technology	15.8%
Health Care	17.0%
Financials	30.3%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Alphabet Inc., Class A	4.4%
Bank of America Corp.	3.6%
CBRE Group Inc., Class A	3.6%
S&P Global Inc.	3.4%
The Bank of New York Mellon Corp.	3.4%
JPMorgan Chase & Co.	3.4%
Deere & Co.	3.1%
Cummins Inc.	3.0%
Mastercard Inc., Class A	2.9%
The Charles Schwab Corp.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000156024
Shareholder Report [Line Items]
Fund Name	Parnassus Value Equity Fund
Class Name	Institutional Shares
Trading Symbol	PFPWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Parnassus Value Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform?

The Fund (Institutional Shares) returned 19.32% (net of fees) for the year, outperforming the Russell 1000 Value Index’s 15.91% and the S&P 500 Index's 17.88%.

The portfolio’s Information Technology sector holdings significantly contributed to the strong performance, supported by continued positive sentiment toward the latest AI developments.

The relative gains were partially offset by holdings in the Health Care, Consumer Discretionary and Materials sectors.

Line Graph [Table Text Block]
	Parnassus Value Equity Fund	S&P 500 Index	Russell 1000® Value Index

2015	$10,000	$10,000	$10,000
2016	$12,168	$11,196	$11,734
2017	$14,605	$13,640	$13,337
2018	$12,670	$13,042	$12,235
2019	$16,922	$17,149	$15,482
2020	$21,613	$20,304	$15,915
2021	$28,393	$26,132	$19,919
2022	$24,530	$21,399	$18,418
2023	$27,950	$27,025	$20,529
2024	$31,379	$33,786	$23,478
2025	$37,440	$39,827	$27,213

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Parnassus Value Equity Fund - Institutional Shares	19.32%	11.62%	14.11%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet	$ 4,798,323,137
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 27,157,762
InvestmentCompanyPortfolioTurnover	34.25%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,798,323,137
# of Portfolio Holdings	46
Portfolio Turnover Rate	34.25%
Advisory Fees Paid	$27,157,762

$-

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.8%
Materials	1.8%
Utilities	3.5%
Real Estate	3.6%
Consumer Staples	4.1%
Consumer Discretionary	4.7%
Communication Services	7.0%
Industrials	11.4%
Information Technology	15.8%
Health Care	17.0%
Financials	30.3%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Alphabet Inc., Class A	4.4%
Bank of America Corp.	3.6%
CBRE Group Inc., Class A	3.6%
S&P Global Inc.	3.4%
The Bank of New York Mellon Corp.	3.4%
JPMorgan Chase & Co.	3.4%
Deere & Co.	3.1%
Cummins Inc.	3.0%
Mastercard Inc., Class A	2.9%
The Charles Schwab Corp.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000002468
Shareholder Report [Line Items]
Fund Name	Parnassus Mid Cap Fund
Class Name	Investor Shares
Trading Symbol	PARMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Parnassus Mid Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the one-year period, the Fund (Investor Shares) returned 12.85% (net of fees), outperforming the Russell Midcap Index’s 10.60% return. However, the Fund lagged behind the Russell 1000 Index's 17.37% return.

Our holdings in the Information Technology sector significantly boosted performance. Holdings in the Consumer Staples and Real Estate sectors also contributed.

Conversely, holdings in the Industrials, Communication Services and Health Care sectors detracted. Within those sectors, the upturn in the freight cycle didn’t materialize as we expected. In addition, the sluggish housing market was a headwind, while defensive stocks in general underperformed for much of the year.

Line Graph [Table Text Block]
	Parnassus Mid Cap Fund	Russell 1000® Index	Russell Midcap Index

2015	$10,000	$10,000	$10,000
2016	$11,607	$11,205	$11,380
2017	$13,440	$13,636	$13,487
2018	$12,548	$12,983	$12,265
2019	$16,156	$17,063	$16,012
2020	$18,560	$20,640	$18,750
2021	$21,603	$26,101	$22,984
2022	$16,945	$21,108	$19,004
2023	$19,092	$26,708	$22,278
2024	$21,000	$33,255	$25,697
2025	$23,698	$39,030	$28,420

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Parnassus Mid Cap Fund - Investor Shares	12.85%	5.01%	9.01%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell Midcap Index	10.60%	8.67%	11.01%

AssetsNet	$ 2,440,189,353
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 17,347,121
InvestmentCompanyPortfolioTurnover	52.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,440,189,353
# of Portfolio Holdings	42
Portfolio Turnover Rate	52.63%
Advisory Fees Paid	$17,347,121

$-

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.7%
Materials	2.4%
Consumer Staples	2.5%
Utilities	5.2%
Real Estate	5.6%
Consumer Discretionary	8.0%
Health Care	8.7%
Financials	16.3%
Information Technology	24.1%
Industrials	26.5%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

The Bank of New York Mellon Corp.	4.6%
Lam Research Corp.	4.5%
KLA Corp.	4.3%
CBRE Group Inc., Class A	4.1%
Cboe Global Markets Inc.	3.3%
TransUnion	3.1%
Brookfield Renewable Corp.	3.1%
Ferguson Enterprises Inc.	3.1%
Hubbell Inc., Class B	2.8%
Synopsys Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000156023
Shareholder Report [Line Items]
Fund Name	Parnassus Mid Cap Fund
Class Name	Institutional Shares
Trading Symbol	PFPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Parnassus Mid Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the one-year period, the Fund (Institutional Shares) returned 13.08% (net of fees), outperforming the Russell Midcap Index’s 10.60% return. However, the Fund lagged behind the Russell 1000 Index's 17.37% return.

Our holdings in the Information Technology sector significantly boosted performance. Holdings in the Consumer Staples and Real Estate sectors also contributed.

Conversely, holdings in the Industrials, Communication Services and Health Care sectors detracted. Within those sectors, the upturn in the freight cycle didn’t materialize as we expected. In addition, the sluggish housing market was a headwind, while defensive stocks in general underperformed for much of the year.

Line Graph [Table Text Block]
	Parnassus Mid Cap Fund	Russell 1000® Index	Russell Midcap Index

2015	$10,000	$10,000	$10,000
2016	$11,628	$11,205	$11,380
2017	$13,493	$13,636	$13,487
2018	$12,631	$12,983	$12,265
2019	$16,296	$17,063	$16,012
2020	$18,766	$20,640	$18,750
2021	$21,889	$26,101	$22,984
2022	$17,202	$21,108	$19,004
2023	$19,424	$26,708	$22,278
2024	$21,408	$33,255	$25,697
2025	$24,208	$39,030	$28,420

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Parnassus Mid Cap Fund - Institutional Shares	13.08%	5.22%	9.24%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell Midcap Index	10.60%	8.67%	11.01%

AssetsNet	$ 2,440,189,353
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 17,347,121
InvestmentCompanyPortfolioTurnover	52.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,440,189,353
# of Portfolio Holdings	42
Portfolio Turnover Rate	52.63%
Advisory Fees Paid	$17,347,121

$-

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.7%
Materials	2.4%
Consumer Staples	2.5%
Utilities	5.2%
Real Estate	5.6%
Consumer Discretionary	8.0%
Health Care	8.7%
Financials	16.3%
Information Technology	24.1%
Industrials	26.5%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

The Bank of New York Mellon Corp.	4.6%
Lam Research Corp.	4.5%
KLA Corp.	4.3%
CBRE Group Inc., Class A	4.1%
Cboe Global Markets Inc.	3.3%
TransUnion	3.1%
Brookfield Renewable Corp.	3.1%
Ferguson Enterprises Inc.	3.1%
Hubbell Inc., Class B	2.8%
Synopsys Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000002467
Shareholder Report [Line Items]
Fund Name	Parnassus Mid Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	PARNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Parnassus Mid Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the one-year period, the Fund (Investor Shares) returned 9.19% (net of fees), outperforming the Russell Midcap Growth Index’s 8.66% return. However, the Fund lagged behind the Russell 1000 Index's 17.37% return.

Holdings in the Information Technology sector were the dominant contributors for the year as a result of exposure to the ongoing AI megatrend, while the Financials sector also aided relative performance.

Holdings in the Industrials, Communication Services and Health Care sectors hampered relative returns.

Line Graph [Table Text Block]
	Parnassus Mid Cap Growth Fund	Russell 1000® Index	Russell Midcap Growth Index

2015	$10,000	$10,000	$10,000
2016	$11,346	$11,205	$10,733
2017	$13,170	$13,636	$13,445
2018	$11,889	$12,983	$12,805
2019	$15,434	$17,063	$17,347
2020	$19,849	$20,640	$23,520
2021	$21,708	$26,101	$26,514
2022	$14,431	$21,108	$19,429
2023	$19,569	$26,708	$24,460
2024	$21,633	$33,255	$29,867
2025	$23,621	$39,030	$32,452

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Parnassus Mid Cap Growth Fund - Investor Shares	9.19%	3.54%	8.98%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

AssetsNet	$ 805,948,005
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 4,856,914
InvestmentCompanyPortfolioTurnover	61.51%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$805,948,005
# of Portfolio Holdings	43
Portfolio Turnover Rate	61.51%
Advisory Fees Paid	$4,856,914

$-

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.2%
Materials	1.4%
Real Estate	2.3%
Financials	6.6%
Consumer Discretionary	15.4%
Health Care	16.0%
Industrials	27.0%
Information Technology	31.1%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Hilton Worldwide Holdings Inc.	4.2%
BILL Holdings Inc.	3.9%
Teradyne Inc.	3.6%
Rockwell Automation Inc.	3.1%
WW Grainger Inc.	3.1%
Monolithic Power Systems Inc.	3.0%
Cloudflare Inc., Class A	2.9%
Datadog Inc., Class A	2.9%
IDEXX Laboratories Inc.	2.8%
StandardAero Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000156022
Shareholder Report [Line Items]
Fund Name	Parnassus Mid Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	PFPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Parnassus Mid Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the one-year period, the Fund (Institutional Shares) returned 9.34% (net of fees), outperforming the Russell Midcap Growth Index’s 8.66% return. However, the Fund lagged behind the Russell 1000 Index's 17.37% return.

Holdings in the Information Technology sector were the dominant contributors for the year as a result of exposure to the ongoing AI megatrend, while the Financials sector also aided relative performance.

Holdings in the Industrials, Communication Services and Health Care sectors hampered relative returns.

Line Graph [Table Text Block]
	Parnassus Mid Cap Growth Fund	Russell 1000® Index	Russell Midcap Growth Index

2015	$10,000	$10,000	$10,000
2016	$11,359	$11,205	$10,733
2017	$13,205	$13,636	$13,445
2018	$11,941	$12,983	$12,805
2019	$15,521	$17,063	$17,347
2020	$19,992	$20,640	$23,520
2021	$21,892	$26,101	$26,514
2022	$14,570	$21,108	$19,429
2023	$19,781	$26,708	$24,460
2024	$21,893	$33,255	$29,867
2025	$23,939	$39,030	$32,452

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Parnassus Mid Cap Growth Fund - Institutional Shares	9.34%	3.67%	9.12%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

AssetsNet	$ 805,948,005
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 4,856,914
InvestmentCompanyPortfolioTurnover	61.51%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$805,948,005
# of Portfolio Holdings	43
Portfolio Turnover Rate	61.51%
Advisory Fees Paid	$4,856,914

$-

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.2%
Materials	1.4%
Real Estate	2.3%
Financials	6.6%
Consumer Discretionary	15.4%
Health Care	16.0%
Industrials	27.0%
Information Technology	31.1%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Hilton Worldwide Holdings Inc.	4.2%
BILL Holdings Inc.	3.9%
Teradyne Inc.	3.6%
Rockwell Automation Inc.	3.1%
WW Grainger Inc.	3.1%
Monolithic Power Systems Inc.	3.0%
Cloudflare Inc., Class A	2.9%
Datadog Inc., Class A	2.9%
IDEXX Laboratories Inc.	2.8%
StandardAero Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000259717
Shareholder Report [Line Items]
Fund Name	Parnassus International Equity Fund
Class Name	Investor Shares
Trading Symbol	PRBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Parnassus International Equity Fund (the "Fund") for the period of April 28, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$35	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.49%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform?

The Fund (Investor Shares) returned 9.20% (net of fees) during the inception-to-date period ended December 31, 2025, underperforming the MSCI EAFE Index’s 18.44% return.

Our holdings in the Financials, Industrials and Consumer Discretionary sectors held back relative performance, while our holdings in the Consumer Staples, Information Technology and Utilities sectors lifted relative returns.

By country, our U.K. holdings and off-benchmark allocations to Canada and China hurt performance, somewhat offset by beneficial off-benchmark exposure to Taiwan and a position in Belgium.

Line Graph [Table Text Block]
	Parnassus International Equity Fund	MSCI EAFE Index (net)

2025	$10,000	$10,000
2025	$10,920	$11,844

AssetsNet	$ 14,287,568
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$14,287,568
# of Portfolio Holdings	49
Portfolio Turnover Rate	27.90%
Advisory Fees Paid	$-

$-

Largest Holdings [Text Block]

Top Ten Holdings (%)*

NEC Corp.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.1%
Danone SA	3.1%
Iberdrola SA	3.0%
Willis Towers Watson plc	2.9%
CaixaBank SA	2.9%
Siemens Energy AG	2.8%
NatWest Group plc	2.7%
RELX plc, ADR	2.6%
Tesco plc	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000259718
Shareholder Report [Line Items]
Fund Name	Parnassus International Equity Fund
Class Name	Institutional Shares
Trading Symbol	PFPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Parnassus International Equity Fund (the "Fund") for the period of April 28, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$20	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.28%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform?

The Fund (Institutional Shares) returned 9.35% (net of fees) during the inception-to-date period ended December 31, 2025, underperforming the MSCI EAFE Index’s 18.44% return.

Our holdings in the Financials, Industrials and Consumer Discretionary sectors held back relative performance, while our holdings in the Consumer Staples, Information Technology and Utilities sectors lifted relative returns.

By country, our U.K. holdings and off-benchmark allocations to Canada and China hurt performance, somewhat offset by beneficial off-benchmark exposure to Taiwan and a position in Belgium.

Line Graph [Table Text Block]
	Parnassus International Equity Fund	MSCI EAFE Index (net)

2025	$10,000	$10,000
2025	$10,935	$11,844

AssetsNet	$ 14,287,568
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$14,287,568
# of Portfolio Holdings	49
Portfolio Turnover Rate	27.90%
Advisory Fees Paid	$-

$-

Largest Holdings [Text Block]

Top Ten Holdings (%)*

NEC Corp.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.1%
Danone SA	3.1%
Iberdrola SA	3.0%
Willis Towers Watson plc	2.9%
CaixaBank SA	2.9%
Siemens Energy AG	2.8%
NatWest Group plc	2.7%
RELX plc, ADR	2.6%
Tesco plc	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.

[1]	Annualized, except certain non-recurring expenses.
[2]	Annualized, except certain non-recurring expenses.